Summary of Significant Accounting Policies - Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives (Details)	Dec. 31, 2025
Computer Equipment [Member]
Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives [Member]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment/Furniture [Member] | Minimum [Member]
Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives [Member]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment/Furniture [Member] | Maximum [Member]
Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives [Member]
Property, Plant and Equipment, Useful Life	7 years
Plant & Machinery [Member]
Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives [Member]
Shorter of remaining lease term or estimated useful life	Leasehold Improvements [Member]